Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events	No other material subsequent events have occurred since September 30, 2011 that requires recognition or disclosure in these financial statements.

Subsequent to December 31, 2010, the Company issued 121,346 shares of common stock for services.

During January 2011, the Company issued 1,810,000 options under the 2009 Option Plan.

In December 2009, we secured a loan in the principal amount of $1,000,000 from an investor. Pursuant to the terms of the note, we are to pay the holder simple interest at the rate of ten percent per annum commencing on the date of issuance with all interest and principal due and payable in cash on or before June 17, 2010 the note’s maturity date was extended to April 30, 2011. On March 22, 2011, the Company entered into a Securities Amendment and Exchange Agreement and an Amended and Restated Convertible Promissory Note (“Convertible Note”, collectively “Exchange Agreements”) with the this investor. Pursuant to the terms and subject to the conditions set forth in the Exchange Agreements, the Company and the Investor amended and restated the $1,000,000 unsecured promissory note issued by the Company to Investor on or about December 17, 2009 (“Original Note”) to, among other things, extend the term to March 22, 2012 (“2011 Convertible Note”). Interest in the amount of 10% per annum, commencing on December 17, 2009 and calculated on a 365 day year, and the principal amount of $1,000,000 will be paid on March 22, 2012. Subject to the terms and conditions of the 2011 Convertible Note, including limitations on conversion, the outstanding principal and interest under the 2011 Convertible Note will automatically convert into shares of the Company’s common stock at the then-effective conversion price upon the closing of a qualified firm commitment underwritten public offering or may be voluntarily converted by the investor at anytime during the term. The initial conversion price is $0.26 per share. Any principal or interest which is not converted will be repaid by the Company at the earlier of a qualified offering, (as defined in the 2011 Convertible Note which is filed as an exhibit to the Form 8K filed with the Securities and Exchange Commission on March 28, 2011), or March 22, 2012. Pursuant to and during the term of the 2011 Convertible Note, the Company will not issue or allow to exist any obligation for borrowed money, except for subordinate indebtedness in payment and priority, trade payables incurred in the ordinary course of business, purchase money secured indebtedness for equipment or inventory, unsecured and subordinate, or unsecured and subordinate working capital guarantees provided by, the Export Import Bank of the United States (the “EXIM Bank”), and indebtedness evidenced by the promissory note dated February 19, 2010 issued to RBC Capital Markets- Custodian of Leonard Samuels IRA (as amended) in the principal amount of $620,000.

On March 22, 2011, in connection with the above Exchange Agreements, the Company entered into Amendment to 2007 Warrant and Amendment to 2009 Warrant to extend the terms of the Stock Purchase Warrant, dated on or about December 31, 2007, and Stock Purchase Warrant, dated on or about March 12, 2009, respectively, to March 22, 2016 and to provide for cashless exercise unless such warrant shares are registered for resale under a registration statement. In addition, on March 22, 2011, the Company issued a Stock Purchase Warrant to the Investor to purchase 1,000,000 shares of the Company’s common stock at $0.45 per share, exercisable commencing on the earliest of the consummation of the qualified offering (as defined in the Exchange Agreements), the date of conversion of the Convertible Note in full, or the date of conversion of the Convertible Note by the Investor in the greatest number of shares of the Company’s common stock not to exceed 9.99% beneficial ownership of Company outstanding common stock and terminating on March 22, 2016.

Also, on March 22, 2011, the Company entered into a Note and Warrant Purchase Agreement, Secured Convertible Promissory Note and Patent Security Agreement (“Financing Agreements”) with the Investor. Pursuant to the terms and subject to the conditions set forth in the Financing Agreements, the Investor has provided a bridge loan in the amount of $1,500,000 (“Loan”) to the Company, which will be secured in all patents, patent applications and similar protections of the Company and all rents, royalties, license fees and “accounts” with respect to such intellectual property assets. Pursuant to the Secured Convertible Promissory Note (“Secured Note”), interest in the amount of 10% per annum, calculated on a 365 day year, and the principal amount of $1,500,000 will be paid on March 22, 2012, but repayment is accelerated upon a qualified offering (as defined in the note). In the event of such qualified offering, and subject to the terms and conditions of the Secured Note, the outstanding principal and interest under the Secured Note will automatically convert, subject to the limitations on conversion described in the note, into shares of the Company’s common stock at the then-effective conversion price upon the closing of such qualified offering. The initial conversion price is $0.26 per share. Any principal or interest which is not converted will be repaid by the Company at the earlier of a qualified offering or March 22, 2012. No cash fees were paid to any party to the transaction in exchange for lending the money. On March 22, 2011, in connection with the Financing Agreements, the Company issued a Stock Purchase Warrant to the Investor to purchase 3,000,000 shares of the Company’s common stock at $0.45 per share, exercisable until March 22, 2016.

Pursuant to and during the term of the Secured Note, the Company will not issue or permit to exist any obligation for borrowed money, except for trade payables incurred in the ordinary course of business, purchase money secured indebtedness for equipment or inventory, unsecured and subordinate indebtedness to, or unsecured and subordinate working capital guarantees provided by, the EXIM Bank, the promissory note dated February 19, 2010 issued to RBC Capital Markets- Custodian of Leonard Samuels IRA (as amended) in the principal amount of $620,000, the Amended and Restated Convertible Promissory Note, dated March 22, 2011, issued to the Investor in the principal amount of $1,000,000 and other unsecured indebtedness for borrowed money in an amount not to exceed $750,000.

Pursuant to the Patent Security Agreement issued in connection with the Note and Warrant Purchase of March 22, 2011, the Company shall not, without the Investor’s prior consent, sell, dispose or otherwise transfer all or any portion of the Collateral, except for license grants in the ordinary course of business. In addition, the Company will take all actions reasonably necessary to prosecute to allowance applications for patents and maintain all patents, and to seek to recover damages for infringement, misappropriation or dilution of the Collateral with limited exceptions.

In connection with such qualified offering, and subject to the terms and conditions of the Convertible Note, the Company will use reasonable efforts to include the Investor’s securities in such offering. Pursuant to the terms and conditions of the Exchange Agreements, the Investor will not sell, offer to sell or otherwise transfer or dispose of (other than to affiliates) any securities of the Company held by it for a period of 180 days from the date of the final prospectus relating to such qualified offering, except for certain limited sales as more fully described in the Exchange Agreements.